Propery, Plants and Equipment, Net (Details) - Schedule of propery plants and equipment net - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 9,480,201	$ 2,505,327
Less: accumulated depreciation	(733,815)	(135,436)
Property, plants and equipment, net	8,746,386	2,369,891
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,020,735
Equipment for Rental Business [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,401,580	1,312,816
Production Line for E-Bicycles [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,267,954	1,118,521
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	541,096
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	127,957	44,869
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 120,879	$ 29,121